Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom 2045 Portfolio

September 30, 2020

VF-2045-QTLY-1120
1.903285.111

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 49.6%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	127,721	$5,709,127
VIP Equity-Income Portfolio Initial Class (a)	286,699	6,003,469
VIP Growth & Income Portfolio Initial Class (a)	353,663	6,853,992
VIP Growth Portfolio Initial Class (a)	63,173	5,842,847
VIP Mid Cap Portfolio Initial Class (a)	52,095	1,665,995
VIP Value Portfolio Initial Class (a)	341,807	4,405,891
VIP Value Strategies Portfolio Initial Class (a)	202,478	2,156,390
TOTAL DOMESTIC EQUITY FUNDS
(Cost $29,560,593)		32,637,711

International Equity Funds - 41.5%
VIP Emerging Markets Portfolio Initial Class (a)	887,536	10,703,680
VIP Overseas Portfolio Initial Class (a)	696,025	16,558,432
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $23,606,206)		27,262,112

Bond Funds - 8.7%
Fidelity Inflation-Protected Bond Index Fund (a)	118,897	1,305,489
Fidelity Long-Term Treasury Bond Index Fund (a)	88,555	1,493,931
VIP High Income Portfolio Initial Class (a)	249,099	1,310,261
VIP Investment Grade Bond Portfolio Initial Class (a)	113,603	1,602,933
TOTAL BOND FUNDS
(Cost $5,246,793)		5,712,614

Short-Term Funds - 0.2%
VIP Government Money Market Portfolio Initial Class 0.01% (a)(b)
(Cost $130,876)	130,876	130,876
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $58,544,468)		65,743,313
NET OTHER ASSETS (LIABILITIES) - 0.0%		(10,721)
NET ASSETS - 100%		$65,732,592

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$1,140,493	$562,937	$498,237	$2,555	$570	$99,726	$1,305,489
Fidelity Long-Term Treasury Bond Index Fund	1,438,753	753,703	956,635	21,719	86,604	171,506	1,493,931
VIP Contrafund Portfolio Initial Class	4,864,921	1,779,248	1,908,315	29,640	30,901	942,372	5,709,127
VIP Emerging Markets Portfolio Initial Class	7,918,408	4,266,912	1,393,763	721,685	(13,733)	(74,144)	10,703,680
VIP Equity-Income Portfolio Initial Class	5,137,967	2,400,619	962,408	239,740	(50,077)	(522,632)	6,003,469
VIP Government Money Market Portfolio Initial Class 0.01%	571,302	1,970,263	2,410,689	2,915	--	--	130,876
VIP Growth & Income Portfolio Initial Class	5,858,089	2,828,059	1,136,078	306,481	(61,320)	(634,758)	6,853,992
VIP Growth Portfolio Initial Class	4,972,337	1,966,079	1,966,880	443,967	32,862	838,449	5,842,847
VIP High Income Portfolio Initial Class	1,143,288	517,420	317,218	8,943	(12,073)	(21,156)	1,310,261
VIP Investment Grade Bond Portfolio Initial Class	1,395,945	1,155,163	1,039,502	5,989	(2,213)	93,540	1,602,933
VIP Mid Cap Portfolio Initial Class	1,426,819	591,690	377,499	2,378	(23,154)	48,139	1,665,995
VIP Overseas Portfolio Initial Class	15,418,324	4,943,473	4,363,614	71,173	(134,620)	694,869	16,558,432
VIP Value Portfolio Initial Class	3,774,526	2,270,704	1,054,419	153,424	(79,638)	(505,282)	4,405,891
VIP Value Strategies Portfolio Initial Class	1,849,557	1,151,418	533,612	98,531	(63,153)	(247,820)	2,156,390
	$56,910,729	$27,157,688	$18,918,869	$2,109,140	$(289,044)	$882,809	$65,743,313

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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